SCHEDULE OF AMORTIZATION EXPENSE LEASE INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
2026	$ 2,567
2026		$ 4,104
Total	$ 2,567	4,104	$ 19,777
2027
Thereafter